FINANCIAL INSTRUMENTS - Sensitivity analysis to foreign currency risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of equity increase (decrease), impact of 5% favourable change in NIS against Dollar	$ (149)	$ 12
Sensitivity analysis of equity increase (decrease), impact of 5% favourable change in EURO against Dollar	60	35
Sensitivity analysis of profit (loss) increase (decrease), impact of 5% favourable change in NIS against Dollar	(149)	12
Sensitivity analysis of profit (loss) increase (decrease), impact of 5% favourable change in EURO against Dollar	$ 60	$ 35